Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 14	$ 23	$ 14	$ 23
Provision for credit losses
Purchases	1	1	2	4
Changes in risk, parameters and exposures	(1)	(3)	(2)	(5)
Exchange rate and other				(1)
Balance at end of period	14	21	14	21
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	9	6	8
Provision for credit losses
Purchases	1	1	2	4
Changes in risk, parameters and exposures		(2)	(1)	(4)
Exchange rate and other	(1)		(1)
Balance at end of period	6	8	6	8
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	14	8	15
Provision for credit losses
Changes in risk, parameters and exposures	(1)	(1)	(1)	(1)
Exchange rate and other	1		1	(1)
Balance at end of period	$ 8	$ 13	$ 8	$ 13